Accounting pronouncements recently adopted	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Accounting pronouncements recently adopted	Accounting pronouncements recently adopted
a) Financial instruments - credit losses
The Company adopted the new standard for credit losses effective January 1, 2020, which amends the impairment model of financial instruments to require the immediate recognition of expected losses rather than incurred losses. In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326). The Company applied a modified retrospective approach where the cumulative effect adjustment is recognized to the opening balance of equity at adoption (January 1, 2020). This transition method allowed the Company to not apply the new guidance, including disclosure requirements, to the comparative period presented. The adoption of this new standard did not have a material impact to the financial statements. Due to the limited historical default rates, there was no adjustment to opening equity at adoption.
b) Fair value measurement
The Company adopted the new standard for fair value measurement effective January 1, 2020. In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. This accounting standard update was issued to improve the effectiveness of disclosure requirements on fair value measurement. The adoption of this new standard did not have a material impact to the financial statements.
c) Internal-use software
The Company adopted the new standard for internal-use software effective January 1, 2020. In August 2018, the FASB issued ASU 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40), Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. This accounting standard update was issued to clarify the accounting for implementation costs in cloud computing arrangements. The adoption of this new standard did not have a material impact to the financial statements.
d) Related party guidance for variable interest entities
The Company adopted the new standard for related party guidance for variable interest entities effective January 1, 2020. In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810), Targeted Improvements to Related Party Guidance for Variable Interest Entities. This accounting standard update was issued to provide an update for determining whether a decision-making fee is a variable interest requiring reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety. The adoption of this new standard did not have a material impact to the financial statements.